Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Fiscal Year End (Details) - d	Feb. 28, 2017	Feb. 29, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Difference in number of days in period post fiscal year change	1	2